LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of active leases and total lease term under contract [Table Text Block]
Lessee	Asset	Remaining lease term (years)	Type
Silver State Cultivation LLC	Land and building	7.68	Operating lease
Silver State Relief LLC (Sparks)	Land and building	11.68	Operating lease
Silver State Relief LLC (Fernley)	Land and building	11.68	Operating lease
Silver State Relief LLC (Reno)	Land and building	9.25	Operating lease

Schedule of weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term [Table Text Block]
	March 31, 2025	March 31, 2024	January 31, 2024
Weighted average discount rate	10%	10%	10%
Weighted average remaining lease term (years)	9.60	10.61	10.77

Schedule of maturity of the contractual undiscounted lease liabilities [Table Text Block]
Year ending March 31,	$
2026	1,536,201
2027	1,582,287
2028	1,629,756
2029	1,678,649
Thereafter	10,090,378
Total undiscounted lease liabilities	16,517,271
Effects of discounting	(6,215,216)
Total present value of minimum lease payments	10,302,055
Current portion of lease liability	530,931
Lease liabilities	9,771,124